SHORT-TERM BANK LOAN	12 Months Ended
Jun. 30, 2019
Short-term Bank Loan [Abstract]
Short-term Bank Loan [Text Block]

NOTE 15. SHORT-TERM BANK LOAN

Short-term bank loan consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Bank of Nanjing, 5.655% annual interest, due on June 11, 2020	¥—	¥2,500,000	$364,071
Total short-term bank loan	¥—	¥2,500,000	$364,071

The loan is guaranteed by one of the  founders of the Company.

Interest expense for the short-term bank loan was ¥Nil,  ¥Nil and ¥2,749 ($400) for the years ended June 30, 2017, 2018 and 2019, respectively.